Debt - Collateralized Loan Obligation (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019		Jun. 30, 2020	Dec. 31, 2018
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 63,277	$ 82,071		$ 87,246		$ 111,631	$ 191,390
Commercial mortgage loans, held for investment, net of allowance		2,693,848		2,762,042
Accrued interest receivable	17,411	15,295	[1]	16,308	[1]
Total assets	3,455,683	3,189,761		3,540,620			$ 2,606,078
Notes payable	29,167	29,167		29,167
Interest payable	1,044	2,110		4,958
Total liabilities	2,400,192	2,182,063		2,514,705
Allowance for loan losses		20,886		921
Collaterized loan obligation
Variable Interest Entity [Line Items]
Cash and cash equivalents	128,807	99,025		89,946
Commercial mortgage loans, held for investment, net of allowance		2,044,956		2,294,663
Accrued interest receivable	6,080	5,626		6,254
Total assets	2,578,272	2,149,607		2,390,863
Notes payable	2,260,235	1,892,616		2,064,601
Interest payable	1,334	1,240		2,576
Total liabilities	2,261,569	1,893,856		2,067,177
Restricted cash	128,300	98,600		89,300
Allowance for loan losses		19,400		800
Collateralized loan obligation excluded		267,100		261,400
Deferred financing cost and discount	$ 17,200	$ 13,700		$ 19,200

[1]	Includes $98.6 million and $89.3 million of cash held by the servicer related to CLO loan payoffs as of December 31, 2020 and December 31, 2019.